Trade Receivables, Net (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of trade receivables, net
	December 31,
	2021	2020
	U.S. Dollars in thousands
Open accounts:
In NIS	$16,093	$10,756
In USD	18,736	11,219
	$34,829	$21,975
Checks receivable	333	133

	$35,162	$22,108
Less allowance for doubtful accounts(1)		-

Total Trade receivables, net	$35,162	$22,108

(1)	As of December 2021and, 2020 no allowance for doubtful accounts was recognized.

Schedule of analysis of past due but not impaired trade receivables
	Past due trade receivables with aging of
	Neither past due nor impaired	Up to 30 Days	31-60 Days	61-90 Days	91-120 Days	Over 121 days	Total
December 31, 2021	$33,454	$593	$572	$122	$381	$40	$35,162
December 31, 2020	$20,389	$1,180	$7	$6	$-	$526	$22,108